Note 7 - Long-term Bank Loans	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Long-term Debt [Text Block]
7.	Long-Term Bank Loans

Long-term debt represents bank loans of the Company. Outstanding long-term debt as of
December 31, 2019
and
June 30, 2020
is as follows:

Borrower	December 31, 2019	June 30, 2020
Alterwall Business Inc. / Allendale Investments S.A. / Manolis Shipping Ltd. / Joanna Maritime Ltd. / Jonathan John Shipping Ltd. / Athens Shipping Ltd. / Oinousses Navigation Ltd. / Corfu Navigation Ltd. / Bridge Shipping Ltd. / Noumea Shipping Ltd. / Gregos Shipping Ltd.	37,650,000	36,375,000
Diamantis Shipowners Ltd.	3,507,220	3,186,300
Kea Shipowners Ltd. / Spetses Shipowners Ltd. / Hydra Shipowners Ltd.	12,050,000	11,150,000
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd.	32,000,000	29,200,000
	85,207,220	79,911,300
Less: Current portion	(12,541,840)	(13,451,153)
Long-term portion	72,665,380	66,460,147
Deferred charges, current portion	246,520	246,567
Deferred charges, long-term portion	477,595	354,761
Long-term bank loans, current portion net of deferred charges	12,295,320	13,204,586
Long-term bank loans, long-term portion net of deferred charges	72,187,785	66,105,386

Loan from related party, current
Euroseas Ltd.	5,000,000	4,375,000

The future annual loan repayments are as follows:

To June 30:
2021	13,451,153
2022	24,441,844
2023	21,518,303
2024	20,500,000
Total	79,911,300

Details of the loans are discussed in Note
8
of our consolidated financial statements for the year ended
December 31, 2019
included in the
2019
Annual Report.

The Company's bank loans are secured with
one
or more of the following:

•	first priority mortgage over the respective vessels on a joint and several basis.
•	first assignment of earnings and insurance.
•	a corporate guarantee of Euroseas Ltd.
•	a pledge of all the issued shares of each borrower.

The loan agreements contain covenants such as minimum requirements regarding the security cover ratio (the ratio of fair value of vessel to outstanding loan less cash in retention accounts ranging from
110%
to
140%
), restrictions as to changes in management and ownership of the ship-owning companies, distribution of profits or assets (i.e.
not
permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender's prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of the Company's subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to
$4,410,376
and
$2,032,468
as of both
December 31, 2019
and
June 30, 2020,
and are included in "Restricted cash" under "Current assets" and "Long-term assets" in the unaudited condensed consolidated balance sheets. As of
June 30, 2020,
the Company satisfied all its debt covenants.

Interest expense, including loan fee amortization for the
six
-month periods ended
June 30, 2019
and
2020
amounted to
$1,461,978
and
$2,389,021,
respectively. For the
six
-month period ended
June 30, 2020,
LIBOR for the Company's loans was on average approximately
1.5%
per year, while the average interest rate margin over LIBOR on our debt was approximately
3.6%
per year for a total average interest rate of approximately
5.1%
per year. For the
six
-month period ended
June 30, 2019,
LIBOR for the Company's loans was on average approximately
2.6%
per year, while the average interest rate margin over LIBOR on our debt was approximately
4.2%
per year for a total average interest rate of approximately
6.8%
per year.